MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
MAJOR CUSTOMERS

NOTE 16: MAJOR CUSTOMERS

The following table sets forth the customers that represent 10% or more of the Group’s total revenues in each of the periods presented below:

	For the year ended December 31,
	2021	2020

Customer A	64%	95%
	$28,725	$36,240